Accumulated other comprehensive loss (Details) - 12 months ended Dec. 31, 2018 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Foreign currency transaction adjustments, net of tax of nil	¥ (2,700)	$ (393)
Closing balance	¥ (2,700)	$ (393)